Investments in Joint Ventures - Summary of Investments in Joint Ventures (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [abstract]
Share of net assets	¥ 484	¥ 594